BABSON
TAX-FREE
INCOME
FUND

Semiannual Report
December 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

For the six month period ended December 31, 1997, total investment returns (price change and reinvested distributions) for Babson Tax-Free Income Fund were 5.61% for Portfolio L and 3.05% for Portfolio S. Portfolio MM's price remained at $1.00 and provided a return of 1.57% for the same period. Some income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

The bond market ended the calendar year on a very strong note, fueled by lower expectations for inflation and the safe haven status of U.S. capital markets in the midst of the Asian capital crisis.

At home, disinflation and actual deflation at the wholesale level, rising productivity, a dramatic shrinking in the federal deficit to near surplus levels, and the growing credibility of monetary policy have all contributed to propelling rates lower. In addition, the U.S. bond market has been the beneficiary of a strengthening dollar and capital flows out of Asia in the wake of the Asian currency crisis. While deflation in Asia and other parts of the world is expected to have a negative impact on our export industries in 1998, it diminishes the potential for our rate of inflation to increase, even with the U.S. economy running at or close to full employment.

For the six month period, municipal bond prices underperformed their taxable counterparts. This is typical during periods of market strength when the lessened relative liquidity of tax-free bonds causes their performance to lag. Other important contributing factors were the greater than expected new issuance of municipals and the low level of absolute interest rates - at least in terms of recent history. Individuals pay close attention to interest rate levels prior to committing funds. Since individuals and their surrogate mutual funds are the major source of demand in the marketplace, their attitude can have a significant impact on the market.

During the six-month period, longer-term tax frees generally outperformed those with a shorter duration, reflecting the overall market strength and further flattening of the yield curve. Quality spreads continued to remain at the historically narrow levels that have been experienced for some time. Accordingly, lower quality issues outperformed higher grade debt due to their greater coupon income.

At December 31, 1997, the average maturities of Portfolio L, S and MM were 13 years, 4 years and 37 days, respectively. The Fund's three portfolios offer shareholders the opportunity to invest in the types of securities which closely meet their individual requirements. They also make it possible to exchange assets among different portfolios without cost, as investment objectives and the market environment change.

We continue the policy of owning high quality issues in sectors of the market which we believe offer the best value at a particular time. This provides a favorable risk and return balance for shareholders.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


Tables indicating Quality Ratings and Market Sector Diversification of D.L. Babson Tax-Free Income Fund are shown below:

Quality Ratings
         Portfolio       Portfolio       Portfolio
         L               S               MM
Aaa      54%             56%             79%
Aa       21              10              21
A        17              19              0
Lower    8               15              0
TOTAL   100%            100%            100%
Source: Moody's

Market Sector Diversification
                                    Portfolio    Portfolio    Portfolio
                                        L            S            MM
Bonds Collateralized by
  U.S. Government Securities             9%           6%           0%
General Obligations                     31           32            5
Variable Rate Demand Bonds and Notes     0            2           79
Tax-Exempt Commercial Paper              0            0           16
Revenue:
  Electric                               8           14            0
  Housing and Housing Finance Agencies   7            9            0
  Pollution Control                      0            0            0
  Water and Sewer                       12            5            0
  Industrial Development                 0            5            0
  Education                             16            5            0
  Transportation                         2            6            0
  Hospital                              13           16            0
  Aviation                               2            0            0
    TOTAL                              100%         100%         100%


STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

PORTFOLIO L - LONGER TERM

                                                                    PRINCIPAL         MARKET
STATE/TERRITORY DESCRIPTION                                         AMOUNT            VALUE
ARIZONA
   Maricopa Cnty Unified School Dist #48 (Scottsdale),
        9.25%, due July 1, 2007                                  $     500,000    $    687,500
ARKANSAS
   Arkansas GO, Series B,
        0.00%, due June 1, 2010                                      1,000,000         546,250
        Univ of Arkansas Rev Ref
        (Athletic Facilities Fayetteville),
        4.80%, due September 15, 2007                                1,000,000       1,011,250
CALIFORNIA
   California Health Fac Auth Rev (Kaiser Permanente Medical)
	(Call 10/1/01 @ 101),
        5.45%, due October 1, 2013                                     250,000         253,438
   Santa Rosa Water Rev Ref (FGIC Ins) Series B
	(Call 9/1/02 @ 101.5), O.I.D.,
        6.00%, due September 1, 2015                                   500,000         568,125
   Univ of California Rev (Call 7/1/06 @ 101),
        5.75%, due July 1, 2013                                      1,000,000       1,075,000
COLORADO
   Adams Cnty School Dist #12 Thornton Rev Ref (FGIC Ins)
	(Call 12/15/03 @ 100), O.I.D.,
        6.20%, due December 15, 2010                                   500,000         545,000
   Denver City & Cnty School Dist #1 GO,
        Series A (Call 12/1/04 @ 101),
        O.I.D., 5.125%, due December 1, 2012                           500,000         505,000
DIST OF COLUMBIA
   Dist of Columbia GO, Series A,
        5.75%, due June 1, 2003                                        500,000         523,125
FLORIDA
   Dade Cnty Special Obligation (AMBAC Ins Cabs)
	(Pre-refunded 10/1/08 @ 30.8464),
        0.00%, due October 1, 2027                                   1,000,000         187,500
   Miami-Dade Cnty Special Obligation Ref,
        Series A (MBIA Ins)
	(Call 4/1/08) @ 69.484), O.I.D.,
        0.00%, due October 1, 2015                                     500,000         199,375
   Palm Beach Cnty Airport Sys Rev Ref (MBIA Ins)
        (Call 10/1/01 @ 102),
        7.75%, due October 1, 2010                                     500,000         567,500
   Sarasota Cnty School Board Financing Corp Lease Rev
	(MBIA Ins) (Pre-refunded 7/1/00 @ 101), O.I.D.,
        7.25%, due July 1, 2010                                        500,000         542,500
ILLINOIS
   Chicago GO (AMBAC Ins) Series B,
        5.125%, due January 1, 2022                                  1,000,000       1,006,250
        Lake Cnty Community Unit School Dist #60
        Waukegan (FSA Ins),
        6.10%, due December 1, 2001                                    500,000         536,875
INDIANA
   Indiana Bond Bank Special Program, Series 94 A-1
        (Call 8/1/04 @ 102),
        5.60%, due August 1, 2015                                      500,000         512,500
LOUISIANA
   St. Tammany Parish Hosp Service Dist #2 Rev
	(Slidell Memorial Hosp & Medical Center)
	(Connie Lee Ins) (Call 10/1/04 @ 102), O.I.D.,
        6.125%, due October 1, 2011                                    500,000         547,500
MASSACHUSETTS
   Massachusetts Health & Ed Fac Auth Rev (Winchester Hosp)
	Series C (Pre-refunded 7/1/01 @ 102), O.I.D.,
        7.55%, due July 1, 2011                                        500,000         563,125
   Massachusetts Health & Ed Fac Auth Rev (Winchester Hosp)
	(Connie Lee Ins) Series D (Call 7/1/04 @ 102), O.I.D.,
        5.75%, due July 1, 2014                                        500,000         523,750
   Massachusetts Housing Finance Agy Projects, Series A
	(Callable 4/1/03 @ 102),
        6.375%, due April 1, 2021                                      975,000       1,033,500
MICHIGAN
   Michigan State Hosp Finance Auth Rev (Mercy Health Services)
	Series Q (Call 8/15/06 @ 101),
        5.375%, due August 15, 2026                                    500,000         504,375
   Milan Area Schools GO (Call 5/1/04 @ 101), O.I.D.,
        5.00%, due May 1, 2013                                         500,000         503,125
        Spring Lake Public Schools,
        4.875%, due May 1, 2009                                        500,000         509,375
NEVADA
   Clark Cnty School Dist GO (MBIA Ins) Series A
        (Callable 3/1/01 @ 101),
        6.75%, due March 1, 2007                                       500,000         541,875
   Nevada GO (Natural Resources) Series C (Call 5/15/07 @ 100),
        5.375%, due May 15, 2017                                       500,000         514,375
NEW HAMPSHIRE
   New Hampshire Higher Ed & Health Fac Auth Rev
	(AMBAC Ins) (Call 10/01/06 @ 102),
        5.70%, due October 1, 2010                                     500,000         536,875
NEW JERSEY
   New Jersey Economic Dev Auth Public Schools Rev
	(Small Project Loan Program) (Call 8/15/03 @ 102),
        5.20%, due August 15, 2008                                     250,000         262,187
   New Jersey Turnpike Auth Rev,
        10.375%, due January 1, 2003                                   155,000         181,350
NEW YORK
   Battery Park City Auth Rev Ref,
        Series A (Call 11/1/03 @ 102), O.I.D.,
        5.00%, due November 1, 2004                                  1,000,000       1,038,750
   New York City Municipal Water Financing Auth
        Water & Sewer Sys Rev
	(FSA Ins) Series A (Call 6/15/01 @ 101),
        6.80%, due June 15, 2004                                     1,000,000       1,093,750
   New York Dormitory Auth Rev (State Univ Ed Fac) Series B
	(Call 5/15/04 @ 102; Optional Put 5/15/06 @ 100),
        O.I.D.,
        6.10%, due May 15, 2008                                      1,000,000       1,111,250
   New York Environmental Fac Corp PCR (Call 6/15/07 @ 101),
        4.80%, due June 15, 2009                                       500,000         502,500
   New York Environmental Fac Corp PCR
	(State Water-Revolving Fund) Series B
        (Call 9/15/02 @ 102),
        6.65%, due September 15, 2013                                  500,000         555,625
PENNSYLVANIA
   Philadelphia School Dist Rev Ref, Series A,
        5.00%, due April 1, 2003                                       500,000         518,750
RHODE ISLAND
   Rhode Island Depositors Economic Protection Corp
        Special Obligation
	(MBIA Ins) Series B, O.I.D.,
        5.80%, due August 1, 2009                                      500,000         555,000
   Rhode Island Depositors Economic Protection Corp
        Special Obligation
	(MBIA Ins) Series A (Pre-refunded 8/1/01 @ 102),
        7.50%, due August 1, 2014                                      500,000         563,750
   Rhode Island Industrial Fac Corp PCR (Inge Co)
	(SBA Gtd) (Call 2/17/98 @ 100),
        9.125%, due October 1, 2000                                     70,000           70,986
TEXAS
   Harris Cnty Toll Road Ref (FGIC Ins)
	(Call 8/15/04 @ 102), O.I.D.,
        5.00%, due August 15, 2016                                     500,000         493,750
   Hays Consolidated Independent School Dist (PSF Gtd)
	(Call 9/1/06 @ 100), O.I.D.,
        4.50%, due September 1, 2010                                   500,000         483,750
   Houston Hotel Occupancy Tax Receipts Rev (FGIC Ins)
	Series A (Pre-refunded 7/1/01 @ 100),
        7.00%, due July 1, 2009                                        500,000         545,625
   San Antonio Electric & Gas Rev
        (Pre-refunded 2/1/02 @ 102), O.I.D.,
        5.75%, due February 1, 2011                                    500,000         520,000
   Texas Public Finance Auth Bldg Rev (AMBAC Ins)
	Series A (Call 2/1/05 @ 100),
        6.00%, due February 1, 2008                                    500,000         548,125
VIRGINIA
   Danville Industrial Dev Auth Hosp Rev
        (Danville Regional Medical
	Center) (FGIC Ins) (Call 10/1/04 @ 101), O.I.D.,
        6.375%, due October 1, 2014                                    500,000         555,000
   Fairfax Cnty Industrial Dev Auth Rev
        (Inova Health Sys) (Call 8/15/06 @ 102),
        5.50%, due August 15, 2009                                     500,000         534,375
   Virginia State Univ Commonwealth Rev
        (Call 5/01/06 @ 102),
        5.75%, due May 1, 2021                                         500,000         525,625
WASHINGTON
   Tacoma Conservation Sys Project Rev
        (Tacoma Public Utilities Light Div),
        6.50%, due January 1, 2012                                     500,000         555,000
   Washington GO, Series DD-13 (Call 3/1/04 @ 100),
        5.875%, due March 1, 2014                                      500,000         529,375
   Washington Public Power Supply Sys
        Nuclear Project #2 Rev Ref,
	Series 94 A (Call 7/1/04 @ 102), O.I.D.,
        5.375%, due July 1, 2011                                       500,000         510,000
WISCONSIN
   Wisconsin Public Power Inc Sys Rev (MBIA Ins)
        (Call 7/1/06 @ 102),
        5.90%, due July 1, 2011                                        500,000         544,375
TOTAL INVESTMENTS - 100.29%                                                        $ 27,843,961

Other assets less liabilities - (0.29%)                                                (79,768)

TOTAL NET ASSETS - 100.00%
	(equivalent to $9.23 per share;
         50,000,000 shares of $0.10 par value
         capital shares authorized;
         3,008,461 shares outstanding)                                            $  27,764,193

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

PORTFOLIO S - SHORTER TERM

                                                                    PRINCIPAL         MARKET
STATE/TERRITORY DESCRIPTION                                         AMOUNT            VALUE
ARIZONA
   Chandler GO,
        6.90%, due July 1, 2005                                  $   1,000,000   $   1,100,000
   Lake Havasu City Municipal Property Corp Fac Rev
	(AMBAC Ins) Series A (Call 7/01/01 @ 101),
        6.30%, due June 1, 1999                                        500,000         503,300
ARKANSAS
   Univ of Arkansas Rev Ref (Athletic Fac Fayetteville),
        4.50%, due September 15, 2003                                  500,000         503,750
DIST OF COLUMBIA
   Dist of Columbia GO, Series A,
        5.75%, due June 1, 2003                                        500,000         523,125
GUAM
   Guam Govt Limited Obligation Hwy (FSA Ins) Series A,
        5.75%, due May 1, 2001                                         500,000         528,125
   Guam Power Auth Rev, Series A,
        5.00%, due October 1, 2002                                     500,000         507,500
ILLINOIS
   Du Page & Will Cntys Community School Dist #204,
        7.25%, due December 30, 2004                                   500,000         582,500
   Illinois GO (Call 2/10/98 @ 102),
        5.90%, due December 1, 1998                                    500,000         510,675
   Illinois State Toll Hwy Auth Priority Rev Ref,
        Series A, O.I.D.,
        3.50%, due January 1, 2005                                     500,000         468,750
INDIANA
   Indianapolis Line of Credit Public Improvement Bond Bank,
        Series D,
        5.70%, due February 1, 2000                                    250,000         258,750
KENTUCKY
   Jefferson Cnty Capital Projects Rev,
        5.20%, due June 1, 2004                                        500,000         526,250
MASSACHUSETTS
   Massachusetts Health & Ed Fac Auth Rev (Winchester Hosp)
	(Connie Lee Ins) Series D,
        5.10%, due July 1, 2001                                        500,000         515,000
   Massachusetts Housing Finance Agy Projects (AMBAC Ins)
        Series A,
        5.35%, due April 1, 2003                                       500,000         527,500
   Massachusetts Municipal Wholesale Electric Co
	Power Supply Sys Rev, Series D,
        5.70%, due July 1, 2001                                        500,000         521,250
   Massachusetts Water Resources Auth, Series 90 A,
        7.00%, due April 1, 1999                                       500,000         518,125
MINNESOTA
   St. Cloud Hosp Fac Rev (AMBAC Ins) Series 96 A,
        4.00%, due July 1, 1998                                        500,000         500,685
MISSOURI
   Jackson Cnty Industrial Dev Auth Health Care Corp Rev
	(St. Joseph Health Center) (MBIA Ins),
        4.60%, due July 1, 2001                                        500,000         508,750
   Sikeston Electric Rev Ref (MBIA Ins),
        5.80%, due June 1, 2002                                        500,000         533,750
NEVADA
   Washoe Cnty Hosp Fac Rev Ref (Wahoe Medical Center Inc)
        Series A,
        5.25%, due June 1, 2001                                        500,000         518,125
NEW MEXICO
   Albuquerque Hosp Rev Ref (MBIA Ins) Series A, O.I.D.,
        5.60%, due August 1, 1999                                      500,000         511,875
   Las Cruces School Dist (MBIA Ins),
        6.125%, due August 1, 2000                                     500,000         525,000
NEW YORK
   Battery Park City Auth Rev Ref,
        6.00%, due November 1, 2003                                    500,000         543,750
   New York Dormitory Auth Rev (Beth Israel Medical Center),
        5.35%, due November 1, 2005                                    500,000         529,375
   New York Medical Care Fac Finance Agy Rev Ref
	(Mental Health Services) Series F,
        6.00%, due August 15, 2002                                     500,000         534,375
   New York Medical Care Fac Finance Agy Rev
	(Surgical Hosp) (FHA Ins) Series A,
        5.40%, due August 15, 2004                                     500,000         520,625
NORTH CAROLINA
   North Carolina Eastern Municipal Power Agy Sys Rev Ref,
        Series 93 B,
        5.375%, due January 1, 2001                                    500,000         513,125
OHIO
   Columbus City School Dist (FGIC Ins)
        (Pre-refunded 12/1/02 @ 102),
        6.65%, due December 1, 2012                                    500,000         561,875
   Ohio Special Obligation (AMBAC Ins) Series A,
        5.55%, due June 1, 2000                                        500,000         518,750
PENNSYLVANIA
   Pennsylvania State Univ GO, E.T.M.,
        6.75%, due July 1, 1999                                        500,000         519,375
PUERTO RICO
   Puerto Rico Commonwealth Hwy & Transportation
	Auth Rev Ref, Series V,
        6.10%, due July 1, 2001                                        250,000          266,563
   Puerto Rico Electric Power Auth Rev Ref, Series Q,
        5.30%, due July 1, 1998                                        500,000         504,100
RHODE ISLAND
   Rhode Island Depositors Economic Protection Corp
	Special Obligation (FSA Ins) Series A,
        5.60%, due August 1, 1998                                      500,000         505,260
SOUTH DAKOTA
   South Dakota Housing Dev Auth
	(Home Ownership Mortgage) Series C,
        4.70%, due May 1, 1999                                         500,000         505,625
TENNESSEE
   Tennessee Housing Dev Agy Mortgage Finance, Series A,
        4.95%, due July 1, 2000                                        500,000         510,000
TEXAS
   Fort Bend Cnty Industrial Dev Corp Rev Ref
	(Frito-Lay Inc) (Call 10/01/99 @ 100),
        4.55%, due October 1, 2011                                     500,000         513,125
   Grapevine Industrial Dev Corp (American Airlines) Series B-3,
        4.55%, due October 1, 2011                                     500,000         500,000
   Houston GO, Series C (Call 3/1/02 @ 100),
        5.90%, due March 1, 2003                                       500,000         533,750
   Round Rock GO (FGIC Ins) (Call 2/1/98 @ 100),
        6.40%, due August 1, 1998                                      500,000         500,880
   San Antonio Water Rev (AMBAC Ins)
	(Pre-refunded 5/1/00 @ 49.8), O.I.D.,
        0.00%, due May 1, 2010                                       1,250,000         565,625
WASHINGTON
   Washington Public Power Supply Sys Nuclear
	Project #2 Rev Ref (MBIA Ins) Series B,
        5.10%, due July 1, 2004                                        500,000         519,375
   Washington Public Power Supply Sys Nuclear
	Project #2 Rev Ref, Series B
        (Pre-refunded 7/1/00 @ 102),
        7.50%, due July 1, 2004                                        300,000         329,625
WISCONSIN
   Milwaukee Cnty GO, Series A,
        5.35%, due September 1, 2001                                   500,000         521,250
   Milwaukee Metropolitan Sewer Dist GO, Series A,
        7.00%, due September 1, 2000                                   500,000         537,500
TOTAL INVESTMENTS - 98.84%                                                        $  22,246,713

Other assets less liabilities - 1.16%                                                   262,080

TOTAL NET ASSETS - 100.00%
  (equivalent to $10.82 per share;
   50,000,000 shares of $0.10 par value
   capital shares authorized;
   2,079,445 shares outstanding)                                                  $  22,508,793

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

PORTFOLIO MM - MONEY MARKET

                                                                    PRINCIPAL         MARKET
STATE DESCRIPTION                                                   AMOUNT            VALUE
ALABAMA
   Columbia Industrial Dev Board
        Environmental Improvement Rev Ref
	(Alabama Power Co) Series 95 D, Fltg Rate,
        5.00%, due October 1, 2022                               $     400,000 $       400,000
ALASKA
   Alaska Housing Finance Corp, Series C
        (SBPA: Swiss Bank Corp),
        Fltg Rate, 3.70%, due June 1, 2026                             300,000         300,000
COLORADO
   Regional Transportation Dist, Series 89 A
        (LOC: Credit Local De France),
        Fltg Rate, 3.65%, due June 1, 1999                             200,000         200,000
CONNECTICUT
   Connecticut GO, Series 97 B (SBPA: Bayerische Landesbank),
        Fltg Rate, 4.05%, due May 15, 2014                             500,000         500,000
   Connecticut Special Assessment Unemployment
	Compensation Adv Fund Rev (FGIC Ins) Series C
	(SBPA: FGIC SPI) (Optional Put 7/1/98 @ 100),
        3.90%, due November 15, 2001                                   300,000         300,000
FLORIDA
   Dade Cnty Water & Sewer Sys Rev (FGIC Ins)
        (SBPA: Commerzbank),
        Fltg Rate, 3.65%, due October 5, 2022                          400,000         400,000
   Gainsville Utility Sys, Series C (Line: BOA Sun),
        3.75%, due February 26, 1998                                   313,000         313,000
   Jacksonville GO (Liq: Morgan Guaranty Trust Co;
        Credit Suisse Bank;
	Bayerische Landesbank; Sun Bank),
        3.75%, due January 8, 1998                                     300,000         300,000
   Jacksonville GO (Liq: Morgan Guaranty Trust Co;
        Credit Suisse Bank;
	Bayerische Landesbank; Sun Bank),
        3.70%, due January 29, 1998                                    200,000         199,934
GEORGIA
   De Kalb Private Hosp Auth Rev Anticipation Certificates
        (Egleston Childrens Hosp) Series A,
        Fltg Rate, 3.70%, due March 1, 2024                            300,000         300,000
ILLINOIS
   Illinois Health Fac Auth Rev (Rush-Presbyterian)
        (LOC: Northern Trust)
	(Mandatory Redemption 1/7/98 @ 100),
        3.65%, due October 1, 2010                                     250,000         250,000
KANSAS
   Kansas Dept of Transportation Highway Rev, Series 94 B,
        Fltg Rate, 3.60%, due September 1, 2014                        400,000         400,000
LOUISIANA
   Lake Charles Harbour & Terminal Dist Port Fac Rev
	(Conoco-duPont) Series 84 E,
        Fltg Rate, 5.00%, due November 1, 2011                         100,000         100,000
   Louisiana Offshore Terminal Auth Deepwater Port Rev Ref
	(Loop) (SBPA: Union Bank of Switzerland),
        Fltg Rate, 5.00%, due September 1, 2006                        100,000         100,000
MASSACHUSETTS
   Massachusetts Bay Transportation Auth
        General Transportation Sys,
	Series 84 A (LOC: State Street Bank)
        (Optional Put 3/1/98 @ 100),
        3.75%, due March 1, 2014                                       300,000         300,000
MISSOURI
   Missouri Health & Ed Auth Rev (Washington Univ)
	Series A (SBPA: Morgan Guaranty Trust Co),
        Fltg Rate, 4.95%, due September 1, 2030                        200,000         200,000
NEW MEXICO
   Albuquerque Airport Rev Ref, Series 95 (AMBAC Ins)
	(SBPA: Canadian Imperial Bank of Commerce),
        Fltg Rate, 3.65%, due July 1, 2014                             300,000         300,000
   Albuquerque Joint Water & Sewer Sys Rev Ref, Series B,
        6.75%, due July 1, 1998                                        250,000         253,577
   Hurley PCR (British Petroleum),
        Fltg Rate, 5.00%, due December 1, 2015                         200,000         200,000
   New Mexico State Tax & Rev Anticipation Notes, Series 98,
        4.50%, due June 30, 1998                                       300,000         300,932
NEW YORK
   New York City GO, Series 95F-7
        (LOC: Union Bank of Switzerland),
        Fltg Rate, 3.60%, due February 15, 2012                        200,000         200,000
   Municipal Assistance Corp for New York City, Series K-2
	(LOC: Bayerische Landesbank),
        Fltg Rate, 3.55%, due July 1, 2008                             200,000         200,000
NORTH CAROLINA
   Charlotte Airport Rev Ref, Series 93 A
	(MBIA Ins) (SBPA: Commerzbank),
        Fltg Rate, 3.65%, due July 1, 2016                             300,000         300,000
   Raleigh-Durham Airport (American Airlines) Series A-1
	(LOC: Royal Bank of Canada),
        Fltg Rate, 5.00%, due November 1, 2015                         100,000         100,000
   Winston-Salem Water & Sewer Sys Rev (SBPA: Wachovia Bank NC),
        Fltg Rate, 3.70%, due June 1, 2014                             200,000         200,000
OHIO
   Ohio Highway GO, Series R,
        5.00%, due May 15, 1998                                        100,000         100,450
TENNESSEE
   Metropolitan Govt Nashville & Davidson Cnty
        Health & Ed Fac Board Rev
	(Vanderbilt Univ) Series 85 A
        (Optional Put 1/15/98 @ 100),
        3.65%, due January 15, 2015                                    200,000         200,000
   Tennessee GO Bond Anticipation Notes, Series 96 E,
        Fltg Rate, 3.60%, due July 2, 2001                             500,000         500,000
TEXAS
   Dallas Area Rapid Transit Sales Tax A,
        3.75%, due March 6, 1998                                       200,000         200,000
   Grapevine Industrial Dev Corp (American Airlines)
        Series A-1
	(LOC: Morgan Guaranty Trust Co),
        Fltg Rate, 5.00%, due December 1, 2024                         100,000         100,000
   Harris Cnty GO, Series A (LOC: Union Bank of Switzerland),
        3.80%, due January 9, 1998                                     117,000         117,000
   Harris Cnty Health Fac Memorial Health Sys,
	Series 97 B (SBPA: Societe Generale),
        Fltg Rate, 3.65%, due June 1, 2024                             200,000         200,000
   Lone Star Airport Improvement Auth Inc Rev
        (American Airlines)
	Series B-1 (LOC: Royal Bank of Canada),
        Fltg Rate, 5.00%, due December 1, 2014                         200,000         200,000
   Lower Colorado River Auth Rev Ref (MBIA Ins),
        Fltg Rate, 3.65%, due January 1, 2013                          200,000         200,000
   Lower Neches Valley Auth Industrial Dev Corp PCR
        (Mobil Corp),
        Fltg Rate, 3.70%, due February 1, 2004                         300,000         300,000
   Southwest Higher Ed Auth Inc Rev (Southern Methodist Univ)
	Series 85 (LOC: Morgan Guaranty Trust Co),
        Fltg Rate, 5.00%, due July 1, 2015                             100,000         100,000
   Texas GO Tax & Rev Anticipation Notes,
        4.75%, due August 31, 1998                                     300,000         301,770
UTAH
   Intermountain Power Agy Supply Rev, Series 85 E
	(LOC: Swiss Bank Corp) (Optional Put 3/16/98 @ 100),
        3.75%, due July 1, 2014                                        250,000         250,000
VERMONT
   Vermont Ed & Health Buildings Fin Agy Rev
        (Middlebury College)
	Series 88 A (Optional Put 5/1/98 @ 100),
        3.95%, due May 1, 2028                                         200,000         200,000
WASHINGTON
   Washington Health Care Fac Auth Rev (Sister of Providence)
	Series B (Line: RaboBank),
        Fltg Rate, 5.00%, due October 1, 2005                          200,000         200,000
   Washington Health Care Fac Auth Rev (Sister of Providence)
	Series D (Line: RaboBank),
        Fltg Rate, 5.00%, due October 1, 2005                          300,000         300,000
   Washington GO, Series 96 B (LOC: Landesbank Hessen),
        Fltg Rate, 3.60%, due June 1, 2020                             200,000         200,000
WYOMING
   Lincoln Cnty PCR (Exxon) Series 85,
        Fltg Rate, 4.95%, due August 1, 2015                           200,000         200,000
WISCONSIN
   Sheboygan PCR (Wisconsin Power & Light Co),
        Fltg Rate, 3.80%, due August 1, 2014                           300,000         300,000
   Wisconsin GO, Series 97 A,
        3.70%, due March 9, 1998                                       400,000         400,000

TOTAL INVESTMENTS - 95.41%                                                        $  11,186,663

Other assets less liabilities - 4.59%                                                   537,996


TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share;
   100,000,000 shares of $0.10 par value
   capital shares authorized;
   11,718,645 shares outstanding)                                                 $  11,724,659

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1997 (unaudited)

                                                                  PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
ASSETS:
  Investment securities, at market value
   (identified cost of $25,940,311, $21,662,614 and
    $11,186,663, respectively)                                    $  27,843,961   $  22,246,713   $  11,186,663
  Cash                                                                   -               -              460,009
  Interest receivable                                                   469,584         372,060          76,432
  Other assets                                                            3,385           2,234           1,555
    Total assets                                                     28,316,930      22,621,007      11,724,659

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                        552,737         112,214         -
    Total liabilities                                                   552,737         112,214         -
NET ASSETS                                                        $  27,764,193   $  22,508,793   $  11,724,659

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                     $  25,800,738   $  21,961,162   $  11,720,044
  Accumulated undistributed net realized gain
   (loss) on investments                                                 59,805        (36,468)           4,615
  Net unrealized appreciation in value of investments                 1,903,650         584,099          -
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                       $  27,764,193   $  22,508,793   $  11,724,659

Capital shares, $0.10 par value
  Authorized                                                         50,000,000      50,000,000     100,000,000
  Outstanding                                                         3,008,461       2,079,445      11,718,645

NET ASSET VALUE PER SHARE                                         $        9.23   $       10.82   $        1.00

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended December 31, 1997 (unaudited)

                                                                  PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INVESTMENT INCOME:
  Income:
    Interest                                                      $     762,807   $     567,510   $     200,265
  Expenses:
    Management fees (Note 3)                                            131,847         108,677          27,293
    Registration fees and other expenses                                 10,351           8,607           3,800
                                                                        142,198         117,284          31,093
      Net investment income                                             620,609         450,226         169,172

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                                2,229,740       2,288,420       15,313,193
    Cost of investments sold                                          2,209,185       2,246,359       15,313,193
      Net realized gain from investment transactions                     20,555          42,061           -
    Unrealized appreciation on investments:
      Beginning of period                                             1,044,898         388,509           -
      End of period                                                   1,903,650         584,099           -
        Increase in net unrealized appreciation on investments          858,752         195,590           -
        Net gain on investments                                         879,307         237,651           -
        Increase in net assets resulting from operations          $   1,499,916   $     687,877    $     169,172

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
Six Months Ended December 31, 1997 (unaudited) and Year Ended June 30, 1997

                                                                  PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $   1,272,767   $     990,979   $      299,426
  Net realized gain from investment transactions                         88,015          71,438            -
  Increase in net unrealized appreciation on investments                638,927         154,211            -
    Net increase in net assets resulting from operations              1,999,709       1,216,628          299,426

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,272,767)       (990,979)        (299,426)
  Net realized gain from investment transactions                       (60,533)       (112,777)            -
    Total distributions to shareholders                             (1,333,300)     (1,103,756)        (299,426)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 105,940(L),
   54,132(S), 18,555,914(MM)                                            930,420         579,845       18,555,943
  Net asset value of shares issued for reinvestment
    of distributions, 88,162(L), 62,762(S), 237,906(MM)                 791,899         673,723          237,906
                                                                      1,722,319       1,253,568       18,793,849
  Cost of shares redeemed, 238,370(L), 345,284(S),
   17,374,707(MM)                                                   (2,112,020)     (3,699,095)     (17,374,733)
    Net increase (decrease) from capital share transactions           (389,701)     (2,445,527)        1,419,116
      Total increase (decrease) in net assets                           276,708     (2,332,655)        1,419,116
NET ASSETS - June 30, 1996                                           26,966,421      25,268,497        8,031,257
NET ASSETS - June 30, 1997                                       $   27,243,129   $  22,935,842   $    9,450,373

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $     620,609   $     450,226   $      169,172
  Net realized gain from investment transactions                         20,555          42,061             -
  Increase in net unrealized appreciation on investments                858,752         195,590             -
    Net increase in net assets resulting from operations              1,499,916         687,877          169,172

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (620,609)       (450,226)        (169,173)
  Net realized gain from investment transactions                       (65,479)        (62,302)            -
    Total distributions to shareholders                                   (xxx)       (512,528)        (169,173)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 88,240(L), 65,408(S),
   10,800,426(MM)                                                       866,677         767,713       10,800,426
  Net asset value of shares issued for reinvestment of
   distributions, 49,430(L), 35,442(S), 130,197(MM)                     389,534         323,855          130,197
                                                                      1,256,211       1,091,568       10,930,623
  Cost of shares redeemed, 169,809(L), 156,252(S),
   8,656,336(MM)                                                    (1,548,975)     (1,693,966)      (8,656,336)
    Net increase (decrease) from capital share transactions           (292,764)       (602,398)        2,274,287
      Total increase (decrease) in net assets                           521,064       (427,049)        2,274,286
NET ASSETS - June 30, 1997                                           27,243,129      22,935,842        9,450,373
NET ASSETS - December 31, 1997                                  $    27,764,193   $  22,508,793    $  11,724,659
</TALBE>
See accompanying Notes to Financial Statements.


1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in three series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities held in the short-term and long-term portfolios are valued at the market value on the last business day of the period as determined by an independent pricing service. Short-term notes and the money market portfolio are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the period ended
December 31, 1997 (excluding repurchase agreements), were as follows:

Portfolio L
        Purchases               $  2,392,140
        Proceeds from sales        2,229,740

Portfolio S
        Purchases               $  2,015,710
        Proceeds from sales        2,288,420

Portfolio MM
        Purchases               $ 17,503,401
        Proceeds from sales       15,313,193

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the portfolios at the annual rate of .95 of one percent of net assets of Portfolio L and Portfolio S and .50 of one percent of net assets of Portfolio MM. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

This report has been prepared for the information of the Shareholders of D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other
Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900

1-800-4-BABSON

(1-800-422-2766)

http://www.jbfunds.com

